Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

MUNICIPAL BONDS - 96.2%	Par	Value
General Obligation Bonds - 20.5%
Baltimore County Maryland
4.00%, 03/01/2038	$5,000,000	$5,091,447
5.00%, 03/01/2044	2,800,000	3,025,723
Cecil County Maryland, 2.50%, 08/01/2035	1,310,000	1,145,601
Frederick County Maryland
1.63%, 10/01/2035	7,295,000	5,821,964
2.00%, 10/01/2039	8,830,000	6,587,472
Hyattsville Maryland
5.00%, 01/01/2027	170,000	172,066
5.00%, 01/01/2044	2,065,000	2,067,107
Maryland State, 3.00%, 06/01/2031	7,500,000	7,452,768
Montgomery County Maryland
3.00%, 10/01/2034	3,370,000	3,188,534
1.60%, 11/01/2037 (a)	1,600,000	1,600,000
		36,152,682

Revenue Bonds - 75.7%
Anne Arundel County Maryland
5.00%, 07/01/2040	430,000	460,269
4.25%, 07/01/2044	2,000,000	1,945,491
5.00%, 07/01/2044	425,000	443,964
Austin Texas, 7.88%, 09/01/2026	225,000	228,737
Baltimore Maryland
5.00%, 06/15/2030	520,000	520,388
3.25%, 06/01/2031 (b)	225,000	218,354
4.50%, 06/01/2033	1,455,000	1,479,258
5.00%, 06/15/2033	670,000	670,399
5.00%, 06/01/2036	1,250,000	1,251,845
3.50%, 06/01/2039 (b)	1,260,000	1,142,376
5.25%, 06/01/2055 (b)	1,225,000	1,170,625
California Municipal Finance Authority, 5.00%, 11/01/2039 (b)	1,750,000	1,761,603
Central Texas Turnpike System, 3.00%, 08/15/2040	2,750,000	2,303,092
Franklin County Ohio, 5.00%, 11/15/2034	1,550,000	1,550,503
Frederick County Maryland
5.00%, 07/01/2029	1,960,000	2,063,399
5.00%, 07/01/2030	1,370,000	1,456,064
3.75%, 07/01/2039	1,410,000	1,311,763
Gaithersburg Maryland
5.00%, 01/01/2028	1,000,000	1,018,442
5.00%, 01/01/2033	2,000,000	2,029,771
Lehigh County Pennsylvania, 3.52% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	2,505,000	2,473,545
Main Street Natural Gas, Inc., 4.17% (SOFR + 1.70%), 12/01/2053	5,500,000	5,646,199
Maryland Community Development Administration
1.50%, 09/01/2027	1,270,000	1,226,914
5.00%, 09/01/2030	1,245,000	1,305,238
4.60%, 03/01/2042	3,930,000	3,993,695
2.41%, 07/01/2043	2,641,658	1,842,833
Maryland Economic Development Corp.
5.00%, 07/01/2028	1,000,000	1,034,992
5.00%, 07/01/2029	750,000	785,788
5.00%, 06/01/2035	6,715,000	6,732,055
4.10%, 10/01/2036 (a)	2,600,000	2,654,774
4.00%, 07/01/2040	1,500,000	1,399,243
4.50%, 07/01/2044	4,500,000	4,253,573
5.00%, 10/01/2050	5,000,000	4,994,792
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	420,000	420,552
5.00%, 07/01/2034	1,955,000	1,956,647
2.35%, 04/01/2035 (a)	2,270,000	2,270,000
5.00%, 01/01/2036	1,000,000	1,003,220
5.00%, 05/15/2037	5,000,000	5,004,056
5.00%, 07/01/2037	1,200,000	1,207,993
5.00%, 07/01/2038	1,500,000	1,530,410
5.00%, 05/15/2042	4,335,000	4,373,471
5.00%, 07/01/2043	1,310,000	1,325,417
5.00%, 07/01/2044	2,000,000	1,962,407
5.00%, 07/01/2045 (a)	4,000,000	4,062,322
5.25%, 07/01/2046	1,000,000	1,036,546
1.75%, 06/01/2048 (a)	2,975,000	2,975,000
5.25%, 05/15/2055	5,000,000	5,211,154
5.00%, 08/15/2056 (a)	3,675,000	4,011,152
Maryland Stadium Authority
4.00%, 06/01/2037	1,000,000	1,015,107
5.00%, 05/01/2038	5,000,000	5,146,427
3.00%, 06/01/2041	4,460,000	3,769,327
Maryland State Department of Transportation
5.00%, 08/01/2033	1,000,000	1,075,751
2.50%, 10/01/2033	1,395,000	1,283,197
2.13%, 10/01/2036	1,000,000	825,996
4.00%, 08/01/2038	1,150,000	1,123,637
5.00%, 08/01/2046	4,000,000	4,060,297
Metropolitan Washington DC Airports Authority Aviation Revenue, 5.00%, 10/01/2040	1,500,000	1,543,087
Miami-Dade County Florida Expressway Authority, 4.83% (1 mo. Term SOFR + 1.05%), 07/01/2032	5,000,000	5,042,363
New York Transportation Development Corp., 6.00%, 04/01/2035	3,000,000	3,291,357
Washington Suburban Sanitary Commission
2.00%, 12/01/2039	1,000,000	742,649
2.25%, 06/01/2041	6,500,000	4,843,786
		133,483,312
TOTAL MUNICIPAL BONDS (Cost $170,631,513)		169,635,994

SHORT-TERM INVESTMENTS - 3.1%	Shares	Value
Money Market Funds -3.1% First American Government Obligations Fund - Class Z, 3.54% (c)	5,524,762	5,524,762
TOTAL SHORT-TERM INVESTMENTS (Cost $5,524,762)		5,524,762

TOTAL INVESTMENTS - 99.3% (Cost $176,156,275)		175,160,756
Other Assets in Excess of Liabilities - 0.7%		1,281,273
TOTAL NET ASSETS - 100.0%		$176,442,029

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Maryland Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$169,635,994	$–	$169,635,994
Money Market Funds	5,524,762	–	–	5,524,762
Total Investments	$5,524,762	$169,635,994	$–	$175,160,756

Refer to the Schedule of Investments for further disaggregation of investment categories.